Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	$ 62,697	$ 63,593	$ 86,053
Items that will not be reclassified subsequently to profit or loss:
Change in fair value on equity instruments at FVOCI, net of hedging	0	546	491
Items that are or may be reclassified subsequently to profit or loss:
Change in fair value on financial debt, net of hedging	(12,252)	2,265	(2,694)
Reclassification of gains (losses) on financial instruments to profit or loss	48	(425)	261
Exchange difference in conversion of foreign currency operation	448	(360)	(296)
Other comprehensive income (loss)	(11,756)	2,026	(2,238)
Total comprehensive income for the year	$ 50,941	$ 65,619	$ 83,815